Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov. 25, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2016